Segment Information	9 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
24.	Segment Information
Based on the nature of major products and services, customer base, and management organizations, our business are organized into six operating segments: Corporate Financial Services, Maintenance Leasing, Real Estate, Investment and Operation, Retail and Overseas Business.
The financial information by the operating segments as reported below is that which is available by the segments, and regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance.
Types of products and services of the six segments are as follows.

Corporate Financial Services	:	Finance and fee business
Maintenance Leasing	:	Automobile leasing and rentals, car-sharing; test and measurement instruments, and IT-related equipment rentals and leasing
Real Estate	:	Real estate development, rental and management; facility operation; real estate investment management
Investment and Operation	:	Environment and energy, private equity and concession
Retail	:	Life insurance, banking and card loan
Overseas Business	:	Asset management, aircraft- and ship-related operations, private equity and finance
In fiscal 2019, the Company had made DAIKYO a wholly-owned subsidiary, to complement their respective real estate business and to jointly aim for medium- and long-term growth as a comprehensive real estate group. Accordingly, the segment classification of DAIKYO had been shifted from Investment and Operation segment to Real Estate segment since the previous fiscal year. As a result of this change, the segment data of the previous fiscal year has been retrospectively restated.
The Company and its subsidiaries adopted the New Lease Standard on April 1, 2019. This adoption has resulted in a gross up of ROU assets of investment in operating leases and property under facility operations principally for operating leases, where the Company is the lessee, such as land leases and office and equipment leases in all of our segments except for Retail segment. For further information, see Note 2 “Significant Accounting and Reporting Policies (ag) New accounting pronouncements.”
The following table represents the financial data for segments for the nine months ended December 31, 2018:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥71,717	¥214,304	¥357,381	¥504,032	¥289,288	¥365,420	¥1,802,142
Segment profits	19,760	30,387	54,721	31,091	66,237	95,621	297,817
The following table represents the financial data for segments for the nine months ended December 31, 2019:
	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥69,721	¥224,017	¥332,039	¥341,302	¥355,468	¥369,192	¥1,691,739
Segment profits	13,159	25,767	56,070	55,590	70,447	131,894	352,927

The following table represents the financial data for segments for the three months ended December 31, 2018:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥20,650	¥72,662	¥113,383	¥136,357	¥67,553	¥126,657	¥537,262
Segment profits	2,972	9,804	10,557	6,201	17,062	27,905	74,501
The following table represents the financial data for segments for the three months ended December 31, 2019:
	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥24,031	¥76,801	¥102,851	¥116,245	¥129,888	¥124,837	¥574,653
Segment profits	4,008	9,142	9,892	27,203	27,262	45,031	122,538
The following table presents the financial data on segment assets for segments as of March 31, 2019 and December 31, 2019:
	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
March 31, 2019	¥959,725	¥873,775	¥720,221	¥733,612	¥3,571,437	¥3,138,928	¥9,997,698
December 31, 2019	1,000,148	900,943	756,092	808,466	4,110,336	3,283,169	10,859,154

The accounting policies for segment financial data is generally the same as described in Note 2 “Significant Accounting and Reporting Policies”, except for the treatments on tax expenses, net income attributable to non-controlling
interests and net income attributable to the redeemable
non-controlling
interests. Besides, net income attributable to
non-controlling
interests and net income attributable to the redeemable
non-controlling
interests are not included in segment profits or losses because the segment information is based on profits or losses
(pre-tax)
attributable to ORIX Corporation Shareholders. Tax expenses are not included in segment profit or loss because the segment performance is assessed based on net income before taxes. The net income attributable to non-controlling
interests and net income attributable to the redeemable
non-controlling
interests, which are recognized
after-tax
in the consolidated financial statements, are adjusted to the pre-tax
basis. Most of the selling, general and administrative expenses, including personnel expenses that are directly related to the operating activities, are aggregated and recorded in each segment. Gains and losses which are not considered for the evaluation of segment performance, such as the write-down of certain long-lived assets and foreign exchange profits or losses (other profit or loss (net) included ), are treated as corporate profits or losses.
Assets attributed to each segment are net investment in leases, installment loans, investment in operating leases, investment in securities, property under facility operations, investment in affiliates, inventories, advances for finance lease and operating lease (included in other assets), advances for property under facility operations (included in other assets), goodwill, intangible assets acquired in business combinations (included in other assets) and servicing assets (included in other assets). It should be noted that the depreciation expenses of office facilities are included in each segment profit and loss while the corresponding assets are not allocated to each segment’s assets. However, the amount is not significant.

The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Segment revenues:
Total revenues for segments	¥1,802,142	¥1,691,739
Revenues related to corporate assets	7,894	8,035
Revenues from inter-segment transactions	(13,881)	(15,395)

Total consolidated revenues	¥1,796,155	¥1,684,379

Segment profits:
Total profits for segments	¥297,817	¥352,927
Corporate profits (losses)	(5,190)	(6,875)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	2,541	4,406

Total consolidated income before income taxes	¥295,168	¥350,458

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Segment revenues:
Total revenues for segments	¥537,262	¥574,653
Revenues related to corporate assets	1,162	1,805
Revenues from inter-segment transactions	(4,283)	(4,757)

Total consolidated revenues	¥534,141	¥571,701

Segment profits:
Total profits for segments	¥74,501	¥122,538
Corporate profits (losses)	(1,027)	(2,439)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	749	1,730

Total consolidated income before income taxes	¥74,223	¥121,829

	Millions of yen
	March 31, 2019	December 31, 2019
Segment assets:
Total assets for segments	¥9,997,698	¥10,859,154
Cash and cash equivalents, restricted cash	1,283,580	1,020,609
Allowance for doubtful receivables on finance leases and probable loan losses	(58,011)	(56,922)
Trade notes, accounts and other receivable	280,590	276,405
Other corporate assets	671,060	743,712

Total consolidated assets	¥12,174,917	¥12,842,958

The following tables represent the consolidated financial data of the Company and its subsidiaries by geographic areas for the nine months ended December 31, 2018, and for the nine months ended December 31, 2019:
For the nine months ended December 31, 2018

	Millions of yen
	Nine months ended December 31, 2018
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,433,808	¥149,509	¥212,838	¥1,796,155
Income before Income Taxes	201,496	55,590	38,082	295,168
For the nine months ended December 31, 2019
	Millions of yen
	Nine months ended December 31, 2019
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,314,414	¥154,143	¥215,822	¥1,684,379
Income before Income Taxes	219,836	64,739	65,883	350,458
The following tables represent the consolidated financial data of the Company and its subsidiaries by geographic areas for the three months ended December 31, 2018, and for the three months ended December 31, 2019:
For the three months ended December 31, 2018

	Millions of yen
	Three months ended December 31, 2018
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥408,515	¥50,509	¥75,117	¥534,141
Income before Income Taxes	47,354	11,626	15,243	74,223
For the three months ended December 31, 2019
	Millions of yen
	Three months ended December 31, 2019
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥446,798	¥52,623	¥72,280	¥571,701
Income before Income Taxes	78,153	19,307	24,369	121,829

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and the Middle East

The following tables represent the breakdown of revenue by types of contract with customers, products and services, and geographic areas for the nine months ended December 31, 2018, for the nine months ended December 31, 2019:
For the nine months ended December 31, 2018

	Millions of yen
	Nine months ended December 31, 2018
	Reportable segments							Corporate revenue and intersegment transactions	Total revenues
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Goods or services category
Sales of goods	¥3,184	¥3,539	¥4,876	¥371,192	¥0	¥5,996	¥388,787	¥1,167	¥389,954
Real estate sales	0	0	62,842	0	0	402	63,244	0	63,244
Asset management and servicing	0	0	4,458	328	121	143,910	148,817	(66)	148,751
Automobile related services	367	45,659	0	139	0	12,752	58,917	(271)	58,646
Facilities operation	0	0	79,624	0	0	2,944	82,568	0	82,568
Environment and energy services	2,242	0	165	96,520	0	783	99,710	(619)	99,091
Real estate management and brokerage	0	0	78,466	0	0	0	78,466	(1,314)	77,152
Real estate contract work	0	0	53,055	0	0	0	53,055	(9)	53,046
Other	26,545	6,750	3,334	27,975	2,319	14,949	81,872	(1,511)	80,361

Total revenues from contracts with customers	32,338	55,948	286,820	496,154	2,440	181,736	1,055,436	(2,623)	1,052,813

Geographical location
Japan	32,338	55,675	286,820	495,602	2,440	4,637	877,512	(480)	877,032
The Americas	0	0	0	0	0	89,901	89,901	0	89,901
Other	0	273	0	552	0	87,198	88,023	(2,143)	85,880

Total revenues from contracts with customers	32,338	55,948	286,820	496,154	2,440	181,736	1,055,436	(2,623)	1,052,813

Other revenues *	39,379	158,356	70,561	7,878	286,848	183,684	746,706	(3,364)	743,342

Segment revenues /Total revenues	¥71,717	¥214,304	¥357,381	¥504,032	¥289,288	¥365,420	¥1,802,142	¥(5,987)	¥1,796,155

For the nine months ended December 31, 2019

	Millions of yen
	Nine months ended December 31, 2019
	Reportable segments							Corporate revenue and intersegment transactions	Total revenues
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Goods or services category
Sales of goods	¥4,323	¥4,734	¥3,257	¥197,472	¥0	¥3,856	¥213,642	¥1,216	¥214,858
Real estate sales	0	0	64,518	0	0	751	65,269	0	65,269
Asset management and servicing	0	0	5,962	264	122	133,012	139,360	(80)	139,280
Automobile related services	372	45,727	0	172	0	12,981	59,252	(296)	58,956
Facilities operation	0	0	57,807	0	0	363	58,170	(0)	58,170
Environment and energy services	2,298	0	0	105,810	0	787	108,895	(548)	108,347
Real estate management and brokerage	0	0	79,648	0	0	0	79,648	(1,790)	77,858
Real estate contract work	0	0	65,338	0	0	0	65,338	0	65,338
Other	26,003	7,389	3,046	28,747	3,052	11,079	79,316	(1,191)	78,125

Total revenues from contracts with customers	32,996	57,850	279,576	332,465	3,174	162,829	868,890	(2,689)	866,201

Geographical location
Japan	32,996	57,285	279,576	331,404	3,174	3,146	707,581	(158)	707,423
The Americas	0	0	0	0	0	76,367	76,367	0	76,367
Other	0	565	0	1,061	0	83,316	84,942	(2,531)	82,411

Total revenues from contracts with customers	32,996	57,850	279,576	332,465	3,174	162,829	868,890	(2,689)	866,201

Other revenues *	36,725	166,167	52,463	8,837	352,294	206,363	822,849	(4,671)	818,178

Segment revenues /Total revenues	¥69,721	¥224,017	¥332,039	¥341,302	¥355,468	¥369,192	¥1,691,739	¥(7,360)	¥1,684,379

The following tables represent the breakdown of revenue by types of contract with customers, products and services, and geographic areas for the three months ended December 31, 2018, and for the three months ended December 31, 2019:
For the three months ended December 31, 2018

	Millions of yen
	Three months ended December 31, 2018
	Reportable segments							Corporate revenue and intersegment transactions	Total revenues
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Goods or services category
Sales of goods	¥1,180	¥1,142	¥1,544	¥94,144	¥0	¥3,881	¥101,891	¥152	¥102,043
Real estate sales	0	0	20,148	0	0	246	20,394	0	20,394
Asset management and servicing	0	0	1,579	93	37	48,402	50,111	(11)	50,100
Automobile related services	122	16,027	0	46	0	4,348	20,543	(96)	20,447
Facilities operation	0	0	26,860	0	0	977	27,837	(0)	27,837
Environment and energy services	551	0	43	31,158	0	207	31,959	(203)	31,756
Real estate management and brokerage	0	0	26,350	0	0	0	26,350	(284)	26,066
Real estate contract work	0	0	21,015	0	0	0	21,015	(9)	21,006
Other	8,028	2,235	1,098	9,184	843	5,950	27,338	(1,530)	25,808

Total revenues from contracts with customers	9,881	19,404	98,637	134,625	880	64,011	327,438	(1,981)	325,457

Geographical location
Japan	9,881	19,331	98,637	134,420	880	1,759	264,908	(1,341)	263,567
The Americas	0	0	0	0	0	30,716	30,716	0	30,716
Other	0	73	0	205	0	31,536	31,814	(640)	31,174

Total revenues from contracts with customers	9,881	19,404	98,637	134,625	880	64,011	327,438	(1,981)	325,457

Other revenues *	10,769	53,258	14,746	1,732	66,673	62,646	209,824	(1,140)	208,684

Segment revenues /Total revenues	¥20,650	¥72,662	¥113,383	¥136,357	¥67,553	¥126,657	¥537,262	¥(3,121)	¥534,141

For the three months ended December 31, 2019

	Millions of yen
	Three months ended December 31, 2019
	Reportable segments							Corporate revenue and intersegment transactions	Total revenues
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Goods or services category
Sales of goods	¥1,506	¥1,528	¥346	¥71,352	¥0	¥564	¥75,296	¥139	¥75,435
Real estate sales	0	0	19,948	0	0	250	20,198	0	20,198
Asset management and servicing	0	0	2,060	85	42	47,389	49,576	(38)	49,538
Automobile related services	121	16,254	0	48	0	4,351	20,774	(97)	20,677
Facilities operation	0	0	16,248	0	0	107	16,355	0	16,355
Environment and energy services	610	0	0	31,591	0	206	32,407	(187)	32,220
Real estate management and brokerage	0	0	26,782	0	0	0	26,782	(390)	26,392
Real estate contract work	0	0	22,657	0	0	0	22,657	0	22,657
Other	9,312	2,551	967	9,138	1,087	3,522	26,577	(904)	25,673

Total revenues from contracts with customers	11,549	20,333	89,008	112,214	1,129	56,389	290,622	(1,477)	289,145

Geographical location
Japan	11,549	20,142	89,008	111,971	1,129	980	234,779	(679)	234,100
The Americas	0	0	0	0	0	27,374	27,374	0	27,374
Other	0	191	0	243	0	28,035	28,469	(798)	27,671

Total revenues from contracts with customers	11,549	20,333	89,008	112,214	1,129	56,389	290,622	(1,477)	289,145

Other revenues *	12,482	56,468	13,843	4,031	128,759	68,448	284,031	(1,475)	282,556

Segment revenues /Total revenues	¥24,031	¥76,801	¥102,851	¥116,245	¥129,888	¥124,837	¥574,653	¥(2,952)	¥571,701

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.